BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
December 23, 2011
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Variable Annuity Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Variable Annuity”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Variable Annuity is based on, and is substantially similar to, the prospectus for the Pacific Journey Select Individual Flexible Premium Deferred Variable Annuity (File No. 333-168026) (“Pacific Journey Select”) offered by Pacific Life. The staff previously reviewed the Pacific Journey Select disclosure in connection with its review of the Initial N-4 Filing (filed July 8, 2010), Pre-Effective Amendment No. 1 (filed September 21, 2010) and Pre-Effective Amendment No. 2 (filed on October 20, 2010) of Pacific Journey Select.
We also made applicable modifications based on recent Staff comments received for the Pacific Value Select (333-60833) and Pacific Destinations O-Series (333-175279) registration statement filings, filed June 24, 2011 and July 1, 2011, respectively.
By copy of this letter, we are sending an electronic copy of the Pacific Variable Annuity prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Journey Select prospectus and SAI. The prospectus disclosure included in Pacific Variable Annuity differs materially from Pacific Journey Select as follows:
•	No Contingent Deferred Sales Charge or Front-End Sales Charge

•	Reduced Mortality and Expense Charge — 0.35%

•	Reduced number of optional living benefit riders and underlying fund portfolios

•	No death benefit rider is offered

Securities and Exchange Commission
Registration Statement for Pacific Variable Annuity on behalf of Pacific Life
December 23, 2011

•	During the income (annuitization) phase, only fixed annuity payments are available, and

•	The Death Benefit is equal to the Contract Value
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE

Brandon J. Cage